Note 20 - Financial Instruments (Table)	12 Months Ended
Dec. 31, 2010
Financial Instruments [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis [Table Text Block]

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	18,557	-	-	18,557
Foreign exchange derivatives (Note 19)	-	117	-	117
Commodity derivatives (Note 19)	15	1	32	48

Total assets	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 19)	(40)	(2)	-	(42)

Total liabilities	(40)	(2)	-	(42)

Non financial assets and liabilities accounted for at fair value on a non-recurring basis [Table Text Block]

	As of December 31, 2010

	Level 1	Level 2	Level 3	Total

Assets
Long-lived assets held and used	-	-	122	122
Long-lived assets held for sale	-	32	-	32